TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]
	2023	2022
	US$’000	US$’000

Trade receivables	7,357	11,950
Less: Allowances for doubtful debts	(655)	(660)
	6,702	11,290

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]

	Trade receivables past due – collectively assessed
2023	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	5,288	465	225	367	127	230	6,702

	Trade receivables past due – collectively assessed
2022	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	8,493	1,237	68	509	241	742	11,290

Disclosure Of Detailed Information About Assessment Of Recoverability Of Outstanding Balances [Table Text Block]
	2023	2022
	US$’000	US$’000

Gross carrying amount	655	660
Less: Loss allowances	(655)	(660)
Carrying amount net of allowance	-	-

Disclosure Of Detailed Information About Movement In Loss Allowances [Table Text Block]
Movement in the loss allowance:
	2023	2022
Individually assessed	US$’000	US$’000

Balance at 1 January	(660)	(684)
Net remeasurement of loss allowance	(55)	16
Amount written off	5	7
Effect of foreign exchange differences	55	1
Balance at 31 December	(655)	(660)